Equity Incentive Plan - Schedule of Weighted-Average Black-Scholes Fair Value Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividends (as percent)	1.27%	1.21%	1.00%
Expected term	7 years 9 months 15 days	8 years 8 months 16 days	8 years 11 months 14 days
Expected volatility (as percent)	26.00%	26.00%	22.00%
Risk-free rate (as percent)	2.23%	2.02%	2.02%